Consolidated Statements Of Net Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Net Income [Abstract]
Operating revenues	$ 779,903	$ 761,893	$ 750,685
Operating cost and expenses:
Operations and maintenance	288,556	283,561	270,042
Depreciation	123,054	118,414	110,927
Amortization	3,481	5,571	5,253
Taxes other than income taxes	50,453	52,685	46,857
Total expenses	465,544	460,231	433,079
Operating income	314,359	301,662	317,606
Other expense (income):
Interest expense, net	76,397	77,316	77,757
Allowance for funds used during construction	(5,134)	(2,275)	(4,142)
Loss (gain) on sale of other assets	4	(148)	(1,090)
Equity loss (earnings) in joint venture	3,989	2,665	(1,976)
Income from continuing operations before income taxes	239,103	224,104	247,057
Provision for income taxes	25,219	21,233	65,220
Income from continuing operations	213,884	202,871	181,837
Discontinued operations:
Income from discontinued operations before income taxes	32,155	28,311	24,404
Provision for income taxes	12,800	9,882	9,678
Income from discontinued operations	19,355	18,429	14,726
Net income attributable to common shareholders	$ 233,239	$ 221,300	$ 196,563
Income from continuing operations per share:
Basic	$ 1.21	$ 1.15	$ 1.04
Diluted	$ 1.20	$ 1.15	$ 1.04
Income from discontinued operations per share:
Basic	$ 0.11	$ 0.10	$ 0.08
Diluted	$ 0.11	$ 0.10	$ 0.08
Net income per common share:
Basic	$ 1.32	$ 1.26	$ 1.13
Diluted	$ 1.31	$ 1.25	$ 1.12
Average common shares outstanding during the period:
Basic	176,864	176,140	174,201
Diluted	177,763	176,814	174,918
Cash dividends declared per common share	$ 0.634	$ 0.584	$ 0.536